UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------------
Check here if Amendment (    ); Amendment Number:
                                                  ----------------------
This Amendment  (Check only one.):      (      )     is a restatement.
                                        (      )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Harding, Loevner Management, L.P.
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Address:      50 Division Street
              ---------------------------------------------------
              Suite 401
              ---------------------------------------------------
              Somerville, NJ  08876
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Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David R. Loevner
              -----------------------------------------------------------------
Title:        President of HLM Holdings, Inc., GP of Harding, Loevner
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              Management, L.P.
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Phone:        908-218-7900
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Signature, Place, and Date of Signing:

/s/ David R. Loevner                  Somerville, NJ        May 3, 2001
---------------------------------     ------------------    -------------------
(Signature)                           (City, State)         (Date)

Report Type   (Check only one.):

(   X    )    13F HOLDINGS REPORT. (Check here if all holdings of this
              reporting manager are reported in this report.)

(        )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(        )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                                --------------------

Form 13F Information Table Entry Total:         53
                                                --------------------

Form 13F Information Table Value Total:         $356,542,141
                                                --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended March 31, 2001
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
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

        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AES CORP.                  COM     00130H 10 5        614,508          12,300
ALLIED CAPITAL CORP        COM     01903Q 10 8      4,319,328         214,625
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      4,538,751          56,382
AUTOMATIC DATA PROCESSING  COM     053015 10 3      2,963,710          54,500
BANK OF TOKYO-          SPONSORED
MITSUBISHI                 ADR     065379 10 9        418,646          43,700
BAXTER INTL INC            COM     071813 10 9      6,395,589          67,937
BELLSOUTH                  COM     079860 10 2      4,414,450         107,880
BERKSHIRE HATHAWAY         CLASS A 084670 10 8      2,748,900              42
BP AMOCO                   ADR     055622 10 4      3,255,072          65,600
BRISTOL-MEYERS SQUIBB      COM     110122 10 8      3,320,460          55,900
CANON, INC.             SPONSORED
                           ADR     138006 30 9        951,031          26,020
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR     16941M 10 9     17,615,483         800,340
COLGATE PALMOLIVE CO.      COM     194162 10 3      2,233,609          40,420
DE BEERS CONS MINES LTD ADR DEFD   240253 30 2        384,375          10,000
EASTMAN KODAK              COM     277461 10 9      1,351,872          33,890
ELAN PLC                   ADR     284131 20 8     32,887,195         629,420
EMBRAER-EMPRESA            SP ADR
BRASILEIRA DE              PFD SHS 29081M 10 2     17,573,472         463,680
EMCORE CORP.               COM     290846 10 4        255,136          10,180
ENRON CORP.                COM     293561 10 6      5,309,759          91,390
EXXON MOBILE               COM     30231G 10 2      3,472,875          42,875
FLEETBOSTON FINL CORP      COM     339030 10 8        424,272          11,239
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR     40049J 20 6      9,614,730         287,780
HEWLETT PACKARD CO         COM     428236 10 3      3,325,252         106,340
HONEYWELL INTERNATIONAL    COM     438516 10 6      2,540,208          62,260
HSBC HOLDINGS           SPONSORED
                           ADR     404280 40 6        669,571          11,225
IMPERIAL OIL LTD ADR      COM NEW  453038 40 8     27,108,154       1,110,080
INTEL CORP                 COM     458140 10 0      1,773,068          67,385
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      4,311,172          44,824
J P MORGAN CHASE & CO.     COM     46625H 10 0      3,102,141          69,090
JOHNSON & JOHNSON          COM     478160 10 4        174,940           2,000
LUXOTTICA GROUP ADR     SPONSORED
                           ADR     55068R 20 2     18,070,883       1,191,225
MERCK                      COM     589331 10 7        217,681           2,868
NOKIA CORP                 ADR     654902 20 4     22,423,776         934,324
ORACLE CORP                COM     68389X 10 5      2,517,838         168,080
PFIZER                     COM     717081 10 3      1,797,091          43,885
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 0      2,583,987         136,900
R O C TAIWAN FUND       SH BEN INT 749651 10 5        303,345          56,700
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     39,410,078         710,860
ROYCE MICRO-CAP TR INC     COM     780915 10 4        312,648          36,249
SCHERING PLOUGH CORP       COM     806605 10 1      4,596,570         125,830
SCHLUMBERGER LTD           COM     806857 10 8        208,548           3,620
SMARTFORCE ADR          SPONSORED
                           ADR     83170A 20 6     16,762,656         755,500
SONY CORP               SPONSORED
                           ADR     835699 30 7     26,795,719         370,875
TAIWAN SEMICONDUCTOR    SPONSORED
                           ADR     874039 10 0      3,504,852         179,736
TELEFONOS de MEXICO     SPONSORED
                           ADR     879403 78 0        208,164           6,600
TEVA PHARMACEUTICAL     SPONSORED
                           ADR     881624 20 9     12,374,857         226,542
TYCO INTERNATIONAL         COM     902124 10 6      4,603,995         106,500
VIACOM                     CLASS B 925524 30 8      3,484,205          79,240
VODAFONE GROUP             ADR     92857W 10 0      1,739,772          64,080
WAL-MART deMEX V        SPONSORED
                           ADR     93114W 10 7     16,459,370         705,620
WELLS FARGO                COM     949746 10 1      3,527,211          71,300
WRIGLEY WM. JR. CO.        COM     982526 10 5      5,818,467         120,590
WPP GROUP               SPONSORED
                           ADR     929309 30 0        752,699          14,020
                TOTAL                             356,542,141






                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AES CORP                  X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BANK OF TOKYO-
MITSUBISHI                X                                              X
BAXTER INTL INC           X                                              X
BELLSOUTH                 X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP AMOCO                  X                                              X
BRISTOL-MEYERS SQUIBB     X                                              X
CANON, INC.               X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COLGATE PALMOLIVE CO.     X                                              X
DE BEERS CONS MINES LTD   X                                              X
EASTMAN KODAK             X                                              X
ELAN PLC                  X                                              X
EMBRAER-EMPRESA
BRASILEIRA DE             X                                              X
EMCORE CORP.              X                                              X
ENRON CORP.               X                                              X
EXXON MOBILE              X                                              X
FLEETBOSTON FINL CORP     X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HEWLETT PACKARD CO        X                                              X
HONEYWELL INTERNATIONAL   X                                              X
HSBC HOLDINGS             X                                              X
IMPERIAL OIL LTD ADR      X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
J P MORGAN CHASE & CO.    X                                              X
JOHNSON & JOHNSON         X                                              X
LUXOTTICA GROUP ADR       X                                              X
MERCK                     X                                              X
NOKIA CORP                X                                              X
ORACLE CORP               X                                              X
PFIZER                    X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
R O C TAIWAN FUND         X                                              X
ROYAL DUTCH PETE
CO ADR                    X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SCHERING PLOUGH CORP      X                                              X
SCHLUMBERGER LTD          X                                              X
SMARTFORCE ADR            X                                              X
SONY CORP                 X                                              X
TAIWAN SEMICONDUCTOR      X                                              X
TELEFONOS de MEXICO       X                                              X
TEVA PHARMACEUTICAL       X                                              X
TYCO INTERNATIONAL        X                                              X
VIACOM                    X                                              X
VODAFONE GROUP            X                                              X
WAL-MART deMEX V          X                                              X
WELLS FARGO               X                                              X
WRIGLEY WM. JR. CO.       X                                              X
WPP GROUP                 X                                              X
